Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0002085177
Registrant Name	QuasarEdge Acquisition Corp
Registration File Number	333-290249
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A